Long-Term Investments (Details) - Schedule of Balance Sheet - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BioFirst [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current Assets	$ 1,439,444	$ 1,451,877	$ 1,543,151
Non-current Assets	651,560	686,206	739,472
Current Liabilities	2,663,111	2,286,058	2,663,051
Non-current Liabilities	101,908	347,193	103,447
Stockholders’ Equity	(674,015)	(495,168)	(483,874)
Rgene [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current Assets	49,496	50,538	68,302
Non-current Assets	238,193	250,716	303,893
Current Liabilities	2,535,581	2,591,960	2,478,868
Non-current Liabilities	1,194	811	2,441
Stockholders’ Equity	$ (2,249,086)	$ (2,291,517)	$ (2,481,309)